CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (11,601,068)	$ 34,805,905	$ 66,659,388
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	15,006,676	29,279,835	26,118,778
Loss from equity in affiliates	224,752	227,977	223,389
Loss (gain) on disposal of investment or subsidiaries	185,777	(271,501)
Allowance for doubtful accounts	14,797,072	18,959,895	11,599,708
Share-based compensation	10,655,448	11,518,112	8,880,397
Unrealized gain on marketable securities	(180,112)
Amortization of discounts related to liability for exclusive rights			52,922
Impairment and others	524,810	274,263	35,709
Changes in operating assets and liabilities:
Accounts receivable	23,454,688	(12,189,414)	(45,417,127)
Marketable securities	(2,001,242)
Customer deposits	18,887,756	(58,833,225)
Amounts due from related parties	(7,872,808)	(8,222)	3,471,274
Prepaid expenses and other current assets	9,310,657	(8,334,672)	(4,236,540)
Other non-current assets	17,136	(264,398)	(247,654)
Accounts payable	1,230,644	(42,576)	(1,051,548)
Accrued payroll and welfare expenses	(3,954,784)	(2,265,584)	17,515,586
Income tax payable	(646,293)	9,774,416	15,249,420
Other tax payable	(15,401,042)	4,214,594	9,297,217
Amounts due to related parties	(7,620,658)	48,449,802	4,381,372
Other current liabilities and accrued expenses	5,507,463	(16,319,318)	14,668,180
Deferred taxes	(15,416,346)	(7,700,893)	(2,369,482)
Net cash provided by operating activities	35,108,526	51,274,996	124,830,989
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(4,243,386)	(14,810,650)	(12,122,678)
Investment in affiliates		(369,595)	(245,138)
Cash outflow due to disposal of a subsidiary	(129,643)
Proceeds from disposal of property and equipment	57,186	80,472	12,400
Net cash used in investing activities	(4,315,843)	(15,099,773)	(12,355,416)
Financing activities:
Contribution from non-controlling interest	296,959
Proceeds of loans from related parties	89,462,593
Refund loans to related parties	(87,600,000)	(42,513,286)
Advance from related parties			276,000
Contribution from E-House			120,000
Dividends to non-controlling interests		(10,260)
Proceeds from issuance of ordinary shares, net of paid issuance costs of $15,036,616			120,257,584
Proceeds from exercise of options	314,750	1,582,240	535,535
Acquisition of non-controlling interest of subsidiaries	(7,079,295)	(17,360,080)	(14,418,056)
Dividends to shareholders		(26,873,022)
Proceeds from partial disposal of subsidiaries			309,395
Net cash provided by (used in) financing activities	(4,604,993)	(85,174,408)	107,080,458
Effect of exchange rate changes on cash and cash equivalents	(12,145,925)	(8,515,962)	(474,614)
Net increase (decrease) in cash and cash equivalents	14,041,765	(57,515,147)	219,081,417
Cash and cash equivalents at the beginning of the year	260,295,909	317,811,056	98,729,639
Cash and cash equivalents at the end of the year	274,337,674	260,295,909	317,811,056
Supplemental disclosure of cash flow information:
Income taxes paid	10,199,779	5,196,133	1,953,177
Non-cash investing and financing activities:
Related party payable recorded as a capital contribution			2,857,251
Deemed distribution to E-House associated with tax liability			(571,227)
Total equity decreased in connection with disposal of a subsidiary	(187,429)
Decrease in amount due to related party due to vesting of restricted shares	$ 1,012,000	1,012,000	1,012,000
Payables for acquisition of non-controlling interest		$ (7,338,593)	$ (25,645,630)